BORROWINGS - Non-recourse borrowings change in the unamortized financing fees of corporate borrowings (Details) - Non-recourse borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unamortized Fees [Abstract]
Unamortized financing fees and discounts, beginning of year	$ (82)	$ (91)
Additional financing fees and discounts	(11)	(19)
Amortization of financing and discounts fees	13	14
Foreign exchange translation and other	12	14
Unamortized financing fees and discounts, end of year	(68)	(82)
Unamortized Premiums [Abstract]
Unamortized premiums and discounts, beginning of year	17	55
Additional premiums and discounts	(90)	(19)
Amortization of premiums and discounts fees	(1)	(2)
Foreign exchange translation and other	(3)	(17)
Unamortized premiums fees and discounts, end of year	$ (77)	$ 17